Warrants - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Warrants [Line Items]
Number of warrants, Outstanding	130,682,120	98,731,285	59,566,708
Number of warrants, Issued	12,482,369	39,425,829	63,749,514
Number of warrants, Expired		(7,474,994)	(24,584,937)
Number of warrants, Exercised	(1,750,000)
Number of warrants, Outstanding	141,414,489	130,682,120	98,731,285
Number of warrants, Exercisable	141,414,489	130,682,120
Weighted average exercise price, Outstanding	$ 0.006	$ 0.008	$ 0.024
Weighted average exercise price, Issued	0.003	0.003	0.003
Weighted average exercise price, Expired		0.020	0.034
Weighted average exercise price, Exercised	0.003
Weighted average exercise price, Outstanding	0.006	0.006	$ 0.008
Weighted average exercise price, Exercisable	$ 0.006	$ 0.006